TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

The Company and its subsidiaries file tax returns separately.

1) Value added tax (“VAT”)

The Company’s subsidiaries’ activities and revenues are not subject to VAT. VAT is typically due on events involving the transfer of taxable goods or the provision of taxable services in Indonesia, except for some goods and services, such as mining or drilling products extracted directly from their sources, for example crude oil, natural gas and geothermal energy.

Nevertheless, the Company’s subsidiaries are classified as VAT Collectors. As the name implies, VAT Collector is required to collect the VAT due from a taxable enterprise (vendor) on the delivery to it of taxable goods or services and to pass the VAT payment directly to the government, rather than to the vendor or the service provider. The VAT Collectors are currently the State Treasury, State Owned Enterprises (Badan Usaha Milik Negara/BUMN) and some of their subsidiaries, and PSC companies such as the Company’s. This means that, although the Company is not subject to VAT, the Company has the obligation to collect the VAT and pay the VAT on behalf of the Company’s vendors to the Indonesian government.

2) Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. The company’s subsidiary WJ Energy is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Hong Kong registered companies are exempt from Hong Kong income tax on their foreign-derived income.

Indonesia

GWN, HNE, CNE and HWE are incorporated in Indonesia, which are subject to Indonesia Corporate Income Tax (“CIT”) law. Pursuant to the Indonesia CIT law, Companies engaged in upstream oil and gas typically have to calculate CIT in accordance with their Production Sharing Contracts (in IEC’s case, namely KSO). Given the specific year (2020) in which the KSO was signed, GWN’s KSO operations are subject to a CIT rate of 25%. Unless GWN fully recovers its expenditures, the GWN’s KSO operation are effectively exempted from the application of the CIT. Upon the expiry of the KSO, any unrecovered portion of the Kruh Block oil and gas investment will be deemed as waived by the Company and will not be available for tax deduction purpose for any future earnings. Pursuant to the Indonesia CIT law, a flat CIT rate of 22% applies to net taxable income in Indonesia on FY21 onwards. As of December 31, 2024, 2023 and 2022, the unrecovered expenditures on KSO operations are 8,684,991, $6,521,865 and $6,700,186, respectively.

Pursuant to the Indonesia CIT law, standard CIT rate was adjusted from 25% to 22%. Other Indonesia subsidiaries are subject to a flat standard CIT rate of 22%, on which these subsidiaries would not be eligible for 50% tax discount anymore and therefore should use the standard CIT rate from 2021 onwards.

The components of the income tax provision are:

Years Ended December 31,
	2024	2023	2022
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2024	2023	2022
Indonesia	$(4,027,285)	$(1,060,197)	$(1,220,088)
Foreign	(2,316,256)	(1,582,487)	(1,902,504)
Total loss before income taxes	$(6,343,541)	$(2,642,684)	$(3,122,592)

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2024	2023	2022
Loss before income tax	$(6,343,541)	$(2,642,684)	$(3,122,592)
Computed income tax benefit with statutory income tax rate	(1,395,579)	(581,391)	(686,970)
Effect of different tax rates in other jurisdictions	506,800	306,694	418,276
Effect of different tax rates for the KSO operations	(114,102)	(26,433)	(26,458)
Effect of tax exemption for unrecovered expenditures on KSO operations	934,206	220,274	220,486
Effect of expired NOL	75,919	-	-
Change in valuation allowance	(7,244)	80,856	74,666
Total income tax provision	$-	$-	$-

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2024	2023	2022
Deferred tax assets
Tax loss carry forwards	$315,440	$356,735	290,752
Allowance for credit loss	4,668	-	-
Unrealized foreign exchange (gain)/loss	29,384	-	-
Operating lease liabilities	220,410	274,292	87,862
Total deferred tax assets, gross	569,902	631,027	378,614
Less: Valuation allowance	(349,492)	(356,735)	(290,752)
Total deferred tax assets, net of valuation allowance	220,410	274,292	87,862
Net off against deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net deferred tax assets	-	-	-

Deferred tax liabilities
Operating lease right-of-use assets	(220,410)	(274,292)	(87,862)
Total deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net off against deferred tax assets	220,410	274,292	87,862
Net deferred tax liabilities	-	-	-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. As of December 31, 2024, 2023 and 2022, the Company had tax operating loss carry forwards of $373,405, $371,872 and $120,640, respectively from its subsidiary in Hong Kong and $1,153,764, $1,342,618 and $1,231,123, respectively from its subsidiaries in Indonesia, which can be carried forward to offset taxable income. The net operating loss will be carried forward indefinitely under Hong Kong Tax regulations, while the net operating loss began to expire in year 2025 if not utilized under Indonesian Tax regulations. As of December 31, 2024, 2023 and 2022, the Company had a valuation allowance against deferred tax assets on tax loss carry forward of $349,492, $356,735 and $290,752, respectively. The change in valuation allowance of $7,244 was due to current additions of $41,082 offset by foreign exchange differences of $48,326.